STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
STOCK OPTIONS AND WARRANTS
4.	STOCK OPTIONS AND WARRANTS

Warrants

The following table summarizes all warrant activity for the period ended March 31, 2014:

	Warrants	Weighted Average Exercise Price

Outstanding at January 1, 2014	332,281	$17.20
Granted	-	-
Exercised	-	-
Outstanding at March 31, 2014	332,281	$17.20

The following table summarizes all outstanding warrants to purchase shares of the Company’s common stock as of March 31, 2014:

At March 31, 2014
Grant Date	Warrants Outstanding	Range of Exercise Prices	Expiration Date

7/15/2009	28,400	$62.50 - $114.00	7/14/2014
4/21/2010	52,650	$47.00	4/20/2015
4/4/2012	187	$2.27	4/3/2017
11/20/2013	251,044	$2.27	11/19/2018
	332,281

Stock Options

The Company’s Board of Directors (the “Board”) has approved four stock option plans: (i) the Amended and Restated 2005 Stock Option Plan, (ii) the 2006 Stock Option Plan, (iii) the 2012 Restated Equity Incentive Plan (which has superseded the 2006 Stock Option Plan) (the “2012 Plan”), and (iv) the 2012 Non-Employee Director Stock Option Plan (the “2012 Non-Employee Director Plan”).

On July 26, 2010, the Company’s stockholders approved an amendment to the 2005 Plan increasing the total number of shares authorized for issuance thereunder to 190,000 (after the effects of the Reverse Stock Split at the consummation of the Merger). Under the 2005 Plan, incentives may be granted to officers, employees, directors, consultants and advisors. Incentives under the 2005 Plan may be granted in any one or a combination of the following forms: (i) incentive stock options and non-statutory stock options, (ii) stock appreciation rights, (iii) stock awards, (iv) restricted stock, and (v) performance shares.

After the effects of the Merger, 4,149,710 shares of common stock are reserved under the 2012 Plan for the issuance of stock options, stock appreciation rights, restricted stock awards and performance unit/share awards to employees, consultants and other service providers. Included in the 2012 Plan are the shares of common stock that were originally reserved under the 2006 Stock Option Plan. Under the 2012 Plan, each stock option granted will be designated in the Award Agreement as either an Incentive Stock Option or a Nonstatutory Stock Option. Notwithstanding such designation, however, to the extent that the aggregate fair market value of the shares with respect to which Incentive Stock Options are exercisable for the first time by the participant during any calendar year (under all plans of the Company and any parent or subsidiary) exceeds $100,000, such options will be treated as Nonstatutory Stock Options.

After the effects of the Merger, 2,697,311 shares of common stock are reserved under the 2012 Non-Employee Director Plan for the issuance of stock options to members of the Board who are not employees of the Company.

Each of the plans are administered by the Board, or a committee appointed by the Board, which determines the recipients and types of awards to be granted, as well as the number of shares subject to the awards, the exercise price and the vesting schedule. Currently, stock options are granted with an exercise price equal to the closing price of the Company’s common stock on the date of grant, and generally vest over a period of one to four years. The term of stock options granted under each of the plans cannot exceed ten years.

The estimated weighted average fair values of the options granted during the three months ended March 31, 2014 and 2013 were $10.65 and $0.25 per share, respectively.

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The following assumptions we used for stock options issued for the three months ended March 31, 2014 and 2013:

	March 31, 2014	March 31, 2013
Expected volatility	117%	100%
Expected term	7 years	6-7 years
Dividend yield	0%	0%
Risk-free interest rates	2.2%	0.7% - 1.3%

Employee stock-based compensation expense for the three months ended March 31, 2014 and 2013, and for the cumulative period from July 5, 2005 (inception) through March 31, 2014, are as follows:

			Period from July 5, 2005 (inception) through
	Three months ended March 31,		March 31, 2014
	2014	2013
General and administrative	79,260	41,373	745,383
Research and development	5,284	-	5,284
Total	84,544	41,373	750,667

 As of March 31, 2014, the total unrecognized fair value compensation cost related to non-vested stock options was approximately $828,035, which is expected to be recognized over approximately 2.9 years.

Common stock, stock options or other equity instruments issued to non-employees (including consultants) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is periodically re-measured as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable vesting periods.

The following table summarizes stock option activity for the three months ended March 31, 2014:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2014	4,888,519	$0.51
Granted	25,362	12.00
Exercised	(3,112)	0.30
Expired	(201,769)	0.30
Outstanding at March 31, 2014	4,709,000	$0.58
Exercisable at March 31, 2014	2,719,483	$0.65

4.	STOCK OPTIONS AND WARRANTS

Capricor, Inc. Warrants

During the year ended December 31, 2009, Capricor issued warrants to purchase shares of common stock in conjunction with the issuance of the Series A-2 Preferred Stock. Upon consummation of the merger on November 20, 2013, the warrants terminated per the terms of the original warrant agreement with no warrants being exercised prior to the termination.

Capricor Therapeutics, Inc. Warrants

In connection with its July 2009 private placement, the Company issued five-year warrants to purchase an additional 53,827 shares of common stock. The warrants were issued in three separate tranches, as follows:

⋅	Warrants to purchase approximately 13,457 shares, representing 25% of the total warrant shares issued to investors, have an exercise price equal to $62.50
⋅	Warrants to purchase approximately 13,457 shares, representing 25% of the total warrant shares issued to investors, have an exercise price equal to $85.50.
⋅	Warrants to purchase approximately 26,913 shares, representing 50% of the total warrant shares issued to investors, have an exercise price equal to $114.00.

The warrants issued to investors in the July 2009 private placement are redeemable by the Company upon 30 days’ notice, if at any time, the volume weighted average price of the common shares for any 20 consecutive business days is equal to or greater than 200% of the applicable exercise price of each warrant.

As consideration for its services as placement agent in connection with the July 2009 private placement, the Company also issued to designees of Riverbank Capital Securities, Inc. five-year warrants to purchase 4,366 shares of common stock at a price of $68.75 per share.

At the consummation of the merger, 317 shares of common stock were issued in exchange for the forfeiture of approximately 26,693 warrants issued as part of the July 2009 private placement. There are approximately 28,400 warrants remaining outstanding as of December 31, 2013 as part of the July 2009 private placement, with a weighted average exercise price of $94.00.

In connection with the April 2010 Offering, the Company issued a total of 44,850 Unit Warrants, each of which has a term of five years and represents the right to purchase one share of the Company’s common stock at an exercise price of $47.00 per share. In addition, the Company issued the underwriters a five-year warrant to purchase 7,800 shares of the Company’s common stock at an exercise price of $47.00 per share. There are 52,650 warrants remaining outstanding as of December 31, 2013 as part of the April 2010 Offering, with a weighted average exercise price of $47.00.

In connection with the 2011 Offering, the Company issued a total of 50,000 warrants, each of which has a term of five years and represents the right to purchase one share of the Company’s common stock at an exercise price of $30.00 per share. In addition, the Company issued to the Placement Agents a five-year warrant to purchase 5,000 shares of the Company’s common stock at an exercise price of $30.00 per share. On August 1, 2013, the Company and the holders of warrants issued in connection with the Company’s 2011 Offering entered into warrant exchange agreements whereby the Company issued a total of 9,166 shares of its common stock on a post-Reverse Stock Split basis. As a result, all of the warrants issued in connection with the June 2011 private placement were cancelled. No proceeds were received by the Company from this issuance.

In connection with the April 2012 financing, the Company issued a total of 50,250 warrants, each of which has a term of five years and represents the right to purchase one share of the Company’s common stock at an exercise price of $25.00 per share. The warrants contained a non-standard anti-dilution features, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price of the warrants will be adjusted based on the lower issuance price. This feature was triggered upon the conversion of the 2013 Notes. In previous years, management used a binomial option pricing model to determine the warrant liability. Upon consummation of the merger, 50,063 warrants were cancelled and exchanged for 50,063 shares of the Company’s common stock. Management has determined that any additional liability is insignificant. There are 187 warrants remaining outstanding as of December 31, 2013 as part of the April 2012 financing, with a weighted average exercise price of $2.2725.

At the close of the merger between Nile and Capricor on November 20, 2013, certain convertible notes payable were converted into 251,044 shares of our common stock on a post-Reverse Stock Split basis. Additionally, 251,044 warrants to purchase shares of our common stock at a strike price of $2.2725, on a post-Reverse Stock Split basis, were issued to the holders of the 2013 Notes and certain additional notes issued in connection with the 2013 Notes.

The following schedule represents warrant activity for the year ended December 31, 2013:

	Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2013	1,733,599	$3.38
Cancelled	(1,733,599)	3.38
Assumed from merger	81,237	63.33
Granted	251,044	2.27
Outstanding at December 31, 2013	332,281	$17.20

Stock Options

The Company’s Board of Directors has approved four stock option plans: (i) the Amended and Restated 2005 Stock Option Plan (ii) the 2006 Capricor Stock Option Plan, (iii) the 2012 Capricor Restated Equity Incentive Plan (which has superseded the 2006 Stock Option Plan) (the “2012 Plan”), and (iv) the 2012 Capricor Non-Employee Director Stock Option Plan (the “2012 Non-Employee Director Plan”).

The Company’s Amended and Restated 2005 Stock Option Plan (the “Plan”) was initially adopted by the Board of Directors on August 10, 2005. On July 26, 2010, the Company’s stockholders approved an amendment to the Plan increasing the total number of shares authorized for issuance thereunder to 190,000 after the effects of the Reverse Stock Split at the consummation of the merger. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

After the effects of the Merger, the 2012 Plan reserved 4,149,710 shares for the grant of stock options, stock appreciation rights, restricted stock awards and performance unit/share awards to employees, consultants and other service providers. Included in the 2012 Plan are the shares that were originally reserved under the 2006 Stock Option Plan. Under the 2012 Plan, each option will be designated in the Award Agreement as either an Incentive Stock Option or a Nonstatutory Stock Option. Notwithstanding such designation, however, to the extent that the aggregate fair market value of the shares with respect to which Incentive Stock Options are exercisable for the first time by the participant during any calendar year (under all plans of the Company and any parent or subsidiary) exceeds one hundred thousand dollars ($100,000), such options will be treated as Nonstatutory Stock Options.

After the effects of the merger, the 2012 Non-Employee Director Plan reserved 2,697,311 shares for the grant of stock options to members of the Board of Directors, who are not employees of the Company.

Each of the plans are administered by the Board of Directors, or a committee appointed by the Board, which determines the recipients and types of awards to be granted, as well as the number of shares subject to the awards, the exercise price and the vesting schedule. Currently, stock options are granted with an exercise price equal to closing price of the Company’s common stock on the date of grant, and generally vest over a period of one to four years. The term of stock options granted under each of the plans cannot exceed ten years.

The estimated weighted average fair values of the options granted during 2013 and 2012 were $0.53 and $0.60 per share, respectively.

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The following assumptions we used for stock options issued in the year ended December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012
Expected volatility	118%	100%
Expected term	0.1-7 years	5-7 years
Dividend yield	0%	0%
Risk-free interest rates	0.13-2.3%	0.63-1.34%

Employee stock-based compensation costs for the year ended December 31, 2013 and 2012 and for the cumulative period from July 5, 2005 (inception) through December 31, 2013, are as follows:

	Year ended December 31,		Period from July 5, 2005 (inception) through
	2013	2012	December 31, 2013

General and administrative	$263,593	$332,347	$666,123

The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

SharesOutstanding
RangeofEx.Prices	Shares Outstanding	WA Term (yrs.)	WA Exercise Price
$0.16 - $0.19	100,627	4.80	$0.17
$0.30 - $0.37	4,709,838	8.36	$0.36
$0.87	56,021	4.95	$0.87
$18.50 - $28.50	10,330	1.89	$23.43
$34.00 - $44.50	11,703	0.59	$43.60
	4,888,519	8.22	$0.51

Shares Exercisable
Range of Ex. Prices	Shares Exercisable	WA Term (yrs.)	WA Exercise Price
$0.16 - $0.19	96,487	4.71	$0.17
$0.30 - $0.37	2,360,885	8.08	$0.37
$0.87	56,021	4.95	$0.87
$18.50 - $28.50	10,330	1.89	$23.43
$34.00 - $44.50	11,703	0.59	$43.60
	2,535,426	7.83	$0.67

As of December 31, 2013, the total unrecognized fair value compensation cost related to non-vested stock options was $600,539 which is expected to be recognized over approximately 2.7 years.

Common stock, stock options or other equity instruments issued to non-employees (including consultants) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is periodically re-measured as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable vesting periods.

As of December 31, 2013, there were options granted and outstanding to purchase 4,888,519 shares of the Company’s common stock under the plans to employees and non-employees. During the year ended December 31, 2013 and 2012, 1,186,672 and 2,942,207 options, respectively, were granted to employees and non-employees under the plans.

The following is a schedule summarizing stock option activity for the year ended December 31, 2013:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2013	3,679,814	$0.37
Granted	1,186,672	0.31
Assumed from merger	22,033	34.15
Exercised	-	-
Outstanding at December 31, 2013	4,888,519	$0.51
Exercisable at December 31, 2013	2,535,426	$0.67